SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 157,384	¥ 145,593	¥ 75,695
General and administrative expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	86,992	69,718	22,727
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	50,110	50,532	40,562
Technology expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 20,282	¥ 25,343	¥ 12,406